Trade and Other Receivables (Current) (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other current receivables [abstract]
Schedule of Trade and Other Receivables (Current)
	Consolidated
	2020 A$	2019 A$
Trade receivables	38,871	16,529
Less: loss allowance	—	—
Net trade receivables	38,871	16,529
Other receivables*	750,483	802,237
Total net current trade and other receivables	789,354	818,766

●	Other receivables majorly consists of R&D income grant receivable.

Note: Trade and other receivables for the Company include amounts due in US dollars of USD Nil (2019: USD Nil).